RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Operating Liabilities
SCHEDULE OF RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Right-of-use assets	1,658,382	4,188,215	539,183

Operating lease liabilities
Current	1,746,317	1,204,436	155,057
Non-current	—	3,063,509	394,390
	1,746,317	4,267,945	549,447

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	1,895,294	1,895,294	1,719,081	221,311
ROU assets obtained in exchange for operating lease liabilities	—	—	4,248,914	546,998
Interest of lease liabilities	232,002	139,296	61,232	7,883
Cash paid for operating leases	2,044,020	2,044,020	1,788,518	230,251

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

	Twelve months ended December 31,
	HK$	US$

2025	1,411,265	181,684
2026	1,721,280	221,594
2027	1,506,120	193,895

Total future lease payments	4,638,665	597,173
Less: imputed interest	(370,720)	(47,726)
Present value of lease obligation	4,267,945	549,447